DEBT	12 Months Ended
Dec. 31, 2018
DEBT
7. DEBT
On December 5, 2018, we entered into an unsecured, five-year $500,000 syndicated multicurrency revolving credit agreement, which replaced in its entirety our prior five-year $300,000 revolving credit agreement, which was nearing maturity. Proceeds from the new facility were used to repay an aggregate of approximately $54,700 outstanding under the prior facility. Additional proceeds may be used for, among other things, funding seasonal working capital needs and other general corporate purposes, including acquisitions, dividends (if and as declared by our Board of Directors), capital expenditures, stock repurchases and issuances of letters of credit. The credit facility has a seasonal component from October 1 to March 31, during which the borrowing capacity may be reduced to $400,000 at our discretion (which would effectively reduce fees payable in respect of the unused portion of the commitment, as described below).
 Included in the credit facility are a $100,000 swingline subfacility, a $10,000 letter of credit subfacility, a $75,000 alternative currency borrowing sublimit and an $8,000 Mexican borrowing sublimit. The credit agreement matures on December 5, 2023.
Borrowings under the credit facility bear interest at either LIBOR-based rates plus a spread, which ranges from 87.5 to 150.0 basis-points (LIBOR plus 87.5 basis-points at December 31, 2018), depending on our ratio of total debt to EBITDA, or on rates based on the highest of the Federal Funds Effective Rate plus 0.5%, the Prime Rate or the Eurocurrency Rate plus 1.0%, in each case plus a spread which ranges from 0 to 50.0 basis-points (0 basis-points at December 31, 2018), depending on our ratio of total debt to EBITDA. We pay a variable commitment fee on the unused portion of the commitment under the revolving credit agreement, ranging from 7.5 to 20.0 basis-points (
7.5
basis-points at December 31, 2018). We paid fees of $790 in connection with entering into the revolving credit agreement, which are being amortized ratably through the maturity of the facility in December 2023.
At December 31, 2018,
$135,200 was
outstanding under the revolving credit agreement. The revolving credit agreement contains customary affirmative and negative covenants, including financial covenants with respect to consolidated leverage and interest coverage ratios, and other customary restrictions. We believe we were in compliance with all covenants at December 31, 2018.